Taxation	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Taxation
3.
Taxation

In accordance with ASC Topic 740, Income Taxes, (“ASC 740”) income taxes are recognized for the amount of taxes payable for the current year and for the impact of deferred tax liabilities and assets, which represent future tax consequences of events that have been recognized differently in the financial statements than for tax purposes. Deferred tax assets and liabilities are established using the enacted statutory tax rates and are adjusted for any changes in such rates in the period of change.

On December 12, 2022, the European Union ("EU") Member States agreed in principle on the introduction of a global minimum tax rate of 15%. On December 15, 2022, the written procedure for formal adoption of a directive was signed and transposed into the national law of EU Member States with effectiveness beginning January 1, 2024. The Company has provided for estimated top-up tax for jurisdictions where the Pillar II legislation is in effect and has separately disclosed this in the Company’s tax rate reconciliation.

Income tax expense / (benefit)

The components of income / (loss) before taxes for the years ended December 31, 2025, 2024 and 2023 consisted of the following:

	For the Year Ended December 31,
	2025	2024	2023
United Kingdom	$(85,251)	$(46,202)	$24,130
United States	(100,537)	(49,227)	(80,969)
Foreign Other	113,727	109,453	77,428
Income from operations before taxes	$(72,061)	$14,024	$20,589

Income tax expense / (benefit) comprises current and deferred tax. Current tax and deferred tax are recognized in the Consolidated Statements of Comprehensive (Loss) / Income except to the extent that they relate to a business combination or items recognized directly in equity or in other comprehensive income. The income tax expense / (benefit) consists of the following:

	For the Year Ended December 31,
	2025	2024	2023
Current:
United Kingdom	$4,554	$(4,924)	$(3,447)
United States	913	2,235	2,247
Foreign Other	30,576	27,740	22,348
Total	36,043	25,051	21,148

Deferred:
United Kingdom	20,248	(5,667)	15,764
United States	71,553	(12,020)	11,395
Foreign Other	(17,398)	(15,500)	(7,467)
Total	74,403	(33,187)	19,692
Income tax expense / (benefit)	$110,446	$(8,136)	$40,840

The effective tax rate for the years ended December 31, 2025, 2024 and 2023 was (153.3)%, (58.0)%, and 198.4%, respectively.

The following is a reconciliation of the statutory income tax rate to the Company’s effective income tax rate for the year ended December 31, 2025:

	For the Year Ended December 31,
	2025
	Amount	Percentage
United Kingdom corporate tax rate	(18,015)	25.0%

Foreign Tax Effects
United States
Tax rate differential	3,663	(5.1)%
State taxes	14,233	(19.8)%
Changes in valuation allowance	77,317	(107.3)%
Base erosion and anti-abuse tax	2,544	(3.5)%
Non-deductible share based compensation	700	(1.0)%
Other tax adjustments	(878)	1.2%

Canada
Tax rate differential	(1,272)	1.8%
Changes in valuation allowance	(6,982)	9.7%
Provincial taxes	(4,054)	5.6%
Other tax adjustments	6	(0.0)%

Ireland
Tax rate differential	(4,427)	6.1%
Additional taxes on passive income	895	(1.2)%
Pillar II taxes	269	(0.4)%
Other tax adjustments	119	(0.2)%

Bulgaria
Tax rate differential	(2,036)	2.8%
Pillar II taxes	586	(0.8)%
Other tax adjustments	450	(0.6)%

Peru
Tax rate differential	791	(1.1)%
Withholding tax on dividend distributions	900	(1.2)%
Other tax adjustments	902	(1.3)%

Other foreign jurisdictions	(1,368)	1.9%

Nontaxable or Nondeductible Items
Share-based compensation	617	(0.9)%
Legal fees in respect of litigation	9,837	(13.7)%
Other tax adjustments	(546)	0.8%
Personnel related costs	1,392	(1.9)%

Changes in Unrecognized Tax Benefits	(2,008)	2.8%
Changes in Valuation Allowance	36,811	(51.1)%
Tax expense / (benefit) / Effective tax rate	110,446	(153.3)%

The following is a reconciliation of the statutory income tax rate to the Company’s effective income tax rate for the years ended December 31, 2024 and 2023 as previously disclosed and before adoption of ASU 2023‑09:

	For the Year Ended December 31,
	2024	2023
United Kingdom corporate tax rate	25.0%	23.5%
Changes in respect of prior periods	(74.3)%	41.6%
Rate change	(1.1)%	4.5%
Expenses not deductible for tax purposes	46.1%	9.5%
Tax effect of short fall on share-based compensation	22.9%	22.3%
Gains and losses not subject to income tax	—	(1.5)%
Withholding tax on unremitted earnings	11.4%	8.7%
Movement in deferred tax not recognized	20.2%	131.9%
Movement in tax losses not recognized	(32.7)%	(7.0)%
Foreign income taxed at different rates	(57.0)%	(31.8)%
Pillar II taxes	10.1%	—
Movement in uncertain tax positions	(21.9)%	(3.4)%
Impact of gains and losses on derivative instruments	(7.3)%	—
Other	0.6%	0.1%
Effective tax rate	(58.0)%	198.4%

Income taxes paid

The following table includes details of income taxes paid for the years ended December 31, 2025:

For the Year Ended December 31,
2025
United Kingdom	$6,864
United States - Federal Taxes	595
United States - State Taxes	712
Peru	14,601
Mexico	2,588
Ireland	7,232
Canada	2,236
Austria	(2,981)
Bulgaria	1,210
Switzerland	1,026
Other foreign payments	2,007
Total	$36,090

Uncertain tax positions

Accounting for taxes involves some estimation because the tax law is uncertain, and the application requires a degree of judgment, which authorities may dispute. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. The Company establishes reserves for uncertain tax positions where appropriate, based on amounts expected to be paid to the tax authorities.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for uncertain tax positions is as follows:

	For the Year Ended December 31,
	2025	2024	2023
Beginning unrecognized tax benefits	$4,957	$8,035	$16,769
Decreases related to prior year tax positions	(2,018)	(3,078)	(1,302)
Increases related to prior year tax provisions	10	-	-
Increases related to current year tax provisions	-	-	464
Decreases related to settlement with tax authorities	-	-	(7,896)
Closing unrecognized tax benefits	$2,949	$4,957	$8,035

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for the years ended December 31, 2025, 2024 and 2023 is $2,949, $4,957, and $8,035, respectively, which is recorded within “Accounts payable and other liabilities” within the Consolidated Statements of Financial Position (See Note 10). This is the amount held in respect of uncertain tax positions across all jurisdictions for all periods where the statutes of limitation have not closed. The Company classifies interest and penalties on income taxes as a component of the provision for income taxes. The total amount of interest and penalties accrued as of December 31,

2025 were $1,401 and $246, respectively, as of December 31, 2024 were $1,495 and $246, respectively, and as of December 31, 2023 were $2,630 and $134, respectively.

We conduct business globally and file income tax returns in the United Kingdom, United States and other foreign jurisdictions. In the normal course of business, we are subject to examination by taxing authorities around the world. The Company is no longer subject to income tax examinations by tax authorities in the United Kingdom, United States and other foreign jurisdictions for tax years before 2015.

Recognition of deferred tax assets and liabilities

Deferred tax assets and liabilities reflect the effect of the differences between the financial reporting and income tax bases of assets and liabilities based on tax rates (and laws) enacted by the balance sheet date and which are expected to apply when the related deferred tax asset is realized, or the deferred tax liability is settled.

The realization of deferred tax assets is dependent on generating sufficient taxable income in future periods in which the tax benefits are deductible or creditable. We review the realization of deferred tax assets at each reporting date by estimating future taxable income of the relevant group entities. A valuation allowance is provided in respect of those assets where we do not expect to realize a benefit. All available evidence is considered in determining the amount of the required valuation allowance using a “more likely than not” threshold. Our assessment considers both positive and negative evidence and the extent to which that evidence can be objectively verified. Such evidence includes: (i) net earnings or losses in recent years; (ii) the likelihood of future, sustainable net earnings; (iii) the carry forward periods of tax losses and the impact of relevant reversing temporary differences; and (iv) any available tax planning strategies.

There are certain foreign subsidiaries for which deferred taxes have not been recognized on outside basis difference on the basis that they are indefinitely reinvested or distributable earnings may be repatriated tax-free. As of December 31, 2025, 2024 and 2023, the amount of such taxable temporary differences totaled $796,144, $693,001 and $725,029, respectively, and the amount of any unrecognized deferred income tax liability on this temporary difference is $4,471, $4,514 and $3,706, respectively.

Deferred taxes have been recognized for certain foreign subsidiaries where the permanently reinvested assertion has not been applied. As of December 31, 2025, 2024 and 2023, the amount of such taxable temporary difference totaled $96,950, $66,772 and $55,059, respectively, and the amount of deferred tax liability recognized on this temporary difference is $4,850, $3,339 and $2,812, respectively.

For our domestic subsidiaries in the United Kingdom, the Company has no intention of remitting earnings and/or no withholding tax would be imposed and therefore no deferred tax has been provided.

The principal components of deferred tax were as follows:

	For the Year Ended December 31,
	2025	2024
Deferred tax assets:
Property and equipment	$7,287	$6,316
Intangible assets	21,420	60,250
Carry forward tax losses	134,056	129,096
Excess interest carry forward	143,832	110,918
Accrued and unpaid expenses	5,386	9,769
Financial instruments	4,237	2,606
Other	12,144	13,690
Total deferred tax assets	328,362	332,645
Valuation allowance	(223,868)	(103,337)
Net deferred tax assets	104,494	229,308
Deferred tax liabilities:
Property and equipment	(1,651)	(2,888)
Intangible assets	(172,466)	(216,279)
Other	(8,673)	(10,407)
Total deferred tax liabilities	(182,790)	(229,574)
Net deferred tax liabilities	$(78,296)	$(266)

Accounting for income taxes under U.S. GAAP requires that individual tax-paying entities offset all deferred tax assets and liabilities within each particular tax jurisdiction and present them net as non-current in the Consolidated Statements of Financial Position. As of December 31, 2025, $90,318 of the $104,494 deferred tax assets arose in the same taxable entities or consolidated tax groups as deferred tax liabilities where there is a legally enforceable right to offset current tax assets against current tax liabilities. As of December 31,

2024, $138,004 of the $229,308 deferred tax assets arose in the same taxable entities or consolidated tax groups as deferred tax liabilities where there is a legally enforceable right to offset current tax assets against current tax liabilities. Therefore, the net differences of $14,176 and $91,304 are reflected as “Deferred tax assets” within the Consolidated Statements of Financial Position as of December 31, 2025 and 2024, respectively.

As of December 31, 2025, the gross deferred tax liability of $182,790 is presented in the Consolidated Statements of Financial Position on a net basis with $90,318 of deferred tax assets, reflected as a deferred tax liability of $92,472. As of December 31, 2024, the gross deferred tax liability of $229,574 is presented in the Consolidated Statements of Financial Position on a net basis with $138,004 of deferred tax assets, reflected as a deferred tax liability of $91,570.

As of December 31, 2025, 2024 and 2023, the Company has net operating loss carry forwards of $529,375, $501,001 and $529,742, respectively. As of December 31, 2025, $135,689 of those carry forwards will expire between January 1, 2026 and December 31, 2052 if not utilized. The remaining balance of $393,686 are indefinite loss carry forwards with no expiry date.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred assets will be realized. The ultimate realization of the deferred tax asset is dependent upon generation of future taxable income during the period in which those temporary differences become deductible. Evaluating the need for a valuation allowance for deferred tax assets requires judgment and analysis of all the positive and negative evidence available, including cumulative losses in recent years and projected future taxable income to determine whether all or some portion of the deferred tax assets will not be realized.

During the year the Company concluded that the deferred tax assets on tax losses and restricted interest carryforwards in the U.K and tax losses in the U.S. were no longer realizable on a more likely than not basis. As a result, a valuation allowance has been recognized related to these deferred tax assets amounting to $37,577 in respect of the U.K. and $95,519 for the U.S. The Company continues to recognize a valuation allowance on restricted interest carryforwards in the U.S.

In addition, during the year the Company executed a tax-planning strategy in Canada such that it expects sufficient sources of future taxable income against which deferred tax assets on tax losses can be recognized. As a result, during the year the Company released a valuation allowance of $12,565 that was previously recognized against these deferred tax assets

For the years ended December 31, 2025 and 2024, the valuation allowance for the Company was $223,868 and $103,337, respectively. The current movement primarily relates to the recognition of valuation allowance on tax losses and restricted interest carryforwards in the U.K. and tax losses in the U.S.